Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of shares of Class A common stock reserved for future issuance
Stock options and grants outstanding under incentive plans	1,206,645
Common stock warrants outstanding	8,714,871
2018 Notes outstanding - derivative liability	1,726,423
Total shares reserved for future issuance	11,647,939

Schedule of warrant activity
Issuances
Warrants outstanding at December 31, 2016	682,693
Issuances	8,178,580
Exercised	(3,007,412)
Warrants outstanding at December 31, 2017	5,853,861
Issuances	12,385,143
Expired	(42,465)
Exercised	(9,481,668)
Warrants outstanding at December 31, 2018	8,714,871